July 14, 2010


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:   Touchstone Strategic Trust
      Registration Statement on N-14

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Touchstone Strategic Trust (the "Trust"). This filing relates to the acquisition of the assets of the Touchstone Large Cap Core Equity Fund, by and in exchange for shares of the Touchstone Growth Opportunities Fund series of the Trust.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE STRATEGIC TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary